UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hocky Management Company, LLC
Address:    105 South Bedford Road, Suite 310
            Mount Kisco, New York  10549

Form 13F File Number: 28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Sachs
Title:      Managing Member
Phone:      (914) 244-4100

Signature                     Place                   Date of Signing:

/S/ DAVID SACHS               MT. KISCO NY            FEBRUARY 11, 2009
---------------               ------------            -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                -----------
Form 13F Information Table Entry Total:         26
                                                -----------
Form 13F Information Table Value Total:         $66,041,364
                                                -----------
                                                (thousands)

List of Other Included Managers:

None

                      FORM 13F INFORMATION TABLE (12/31/08)

COLUMN 1                      COLUMN 2  COLUMN 3      COLUMN 4         COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
                                                                                                             VOTING AUTHORITY
                                                                                                           --------------------
                              TITLE                                 SHRS
                              OF                      VALUE       OR PRN  SH/  PUT/  INVESTMENT  OTHER
NAME OF ISSUER                CLASS     CUSIP         (X1000)     AMOUNT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
-------------------------------------------------------------------------------------------------------------------------------
AMPHENOL CORP-CL A            CL A      032095101     2517900     105000  SH         SOLE                  105000
SOTHEBYS                      COM       835898107     622300      70000   SH         SOLE                  70000
CABOT CORP                    COM       127055101     3060000     200000  SH         SOLE                  200000
CONOCOPHILLIPS                COM       20825C104     2590000     50000   SH         SOLE                  50000
COMMSCOPE INC                 COM       203372107     466200      30000   SH         SOLE                  30000
ELECTRONIC ARTS INC           COM       285512109     3609000     225000  SH         SOLE                  225000
FOMENTO ECONOMICO MEX-SP ADR  COM       344419106     6026000     200000  SH         SOLE                  200000
CORNING INC                   COM       219350105     3812000     400000  SH         SOLE                  400000
GENWORTH FINANCIAL INC-CL A   CL A      37247D106     523550      185000  SH         SOLE                  185000
GRAFTECH INTERNATIONAL LTD    COM       384313102     878592      105600  SH         SOLE                  105600
HEXCEL CORP                   COM       428291108     369500      50000   SH         SOLE                  50000
INTL GAME TECHNOLOGY          COM       459902102     4161500     350000  SH         SOLE                  350000
SUN MICROSYSTEMS INC          COM       866810203     1146000     300000  SH         SOLE                  300000
JEFFERIES GROUP INC           COM       472319102     1054500     75000   SH         SOLE                  75000
LIBERTY ACQUISITION HOLDINGS  COM       53015Y107     10205272    1231034 SH         SOLE                  1231034
MERGE HEALTHCARE INC          COM       589499102     272685      213035  SH         SOLE                  213035
MICROSOFT CORP                COM       594918104     1458000     75000   SH         SOLE                  75000
PFIZER INC                    COM       717081103     974050      55000   SH         SOLE                  55000
PMI GROUP INC/THE             COM       69344M101     132015      67700   SH         SOLE                  67700
PAREXEL INTERNATIONAL CORP    COM       699462107     985565      101500  SH         SOLE                  101500
TRANSOCEAN LTD                COM       H8817H100     3543750     75000   SH         SOLE                  75000
SCHWAB (CHARLES) CORP         COM       808513105     4851000     300000  SH         SOLE                  300000
TARGET CORP                   COM       87612E106     6906000     200000  SH         SOLE                  200000
TIFFANY & CO                  COM       886547108     3071900     130000  SH         SOLE                  130000
VALSPAR CORP                  COM       920355104     2505465     138500  SH         SOLE                  138500
WRIGHT EXPRESS CORP           COM       98233Q105     298620      23700   SH         SOLE                  23700